Condensed Consolidated Statements of Cash Flows (unaudited) (Parenthetical) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Non-cash investing and financing activities:
Shares issued for consulting services, Value		$ 210,000
Common stock price per share	$ 3.60	$ 3.60
Stock based compensation	$ 147,299	$ 478,079	$ 2,094,970	$ 2,242,606
Stock granted value share-based compensation			$ 14,500	$ 1,349,809
Stock options granted		575,000	575,000	1,713,433
Shares issued in debt conversions				$ 1,052,000
Shares issued in debt conversions (in shares)				210,400
Number of common stock issued		296,402		50,000
Issued number of common stock, value	$ 1,000,000	$ 1,067,044		$ 245,000
Placement revenues		$ 3,000,000
Common stock options vested	160,986	160,986	626,633	583,240
Stock based compensation expense recognized through vesting.		$ 305,532
Capital lease to purchase copy machine	$ 13,160	13,160
Compensation recognized as contributed capital on Executive Chairman's stock option grant for consulting services				$ 847,300
Issuance of common stock to employees on cashless basis				95,605
Recognition of discounts in connections with convertible debt offerings				$ 163,849
Loan fees recognized on warrants granted to placement agent in connection with convertible debt offerings				27,445
Compensation recognized on modification			$ 2,094,970	489,726
Amortization of beneficial conversion feature on related party debt				(8,196)
Amortization of prepaid expense			$ 1,081,553
Shares issued on exercise of stock warrants				$ 131,100
Shares issued on exercise of stock warrants (in shares)				68,900
Shares issued in the acquisition of DoubleVision		$ 3,280,000
Shares issued in the acquisition of DoubleVision, shares		800,000
Amortization of prepaid consulting fees		$ 81,547
Employee Stock Option
Non-cash investing and financing activities:
Stock option exercised			116,648
Issuance of common stock to employees on cashless basis			14,798
Director [Member]
Non-cash investing and financing activities:
Stock option exercised				155,000
Shares issued for prepaid consulting fees (in shares)				49,059
Common stock price per share				$ 4.69
Former Executive Chairman [Member]
Non-cash investing and financing activities:
Stock option exercised				4,000
Shares issued for prepaid consulting fees (in shares)				575,000
Stock options granted				5,750,000
Issuance of common stock to employees on cashless basis				820
Chief Financial Officer [Member]
Non-cash investing and financing activities:
Stock options granted			2,500
Number of common stock issued			20,000
Compensation recognized on modification			$ 998,917
Former Director [Member]
Non-cash investing and financing activities:
Stock option exercised				95,605
Common stock option, value				$ 448,386
Common Stock [Member]
Non-cash investing and financing activities:
Stock and warrants Issued during period, value				$ 688,000
Common stock warrants shares purchase				137,600
Placement fees including loan amount				$ 75,920
Shares issued in debt conversions			$ 50,000
Shares issued in debt conversions (in shares)			10,000
Number of common stock issued		261,954
Issued number of common stock, value		$ 1,000,000
Business acquisition share price	$ 3.817	$ 3.817
Convertible debt into common stock per share				$ 2.50
Payment for placement fees				$ 48,475
Purchase of shares of common stock warrants				11,000
Common stock warrants per share				$ 3.04
Consulting Services [Member]
Non-cash investing and financing activities:
Fair value of the options				$ 718,871
Amortization of prepaid expense				$ 403,071
Consulting Services [Member] | Common Stock [Member]
Non-cash investing and financing activities:
Shares issued for prepaid consulting fees (in shares)		35,000
Shares issued for consulting services, Value		$ 119,000
Common stock price per share	3.40	$ 3.40
Consulting Services One [Member] | Common Stock [Member]
Non-cash investing and financing activities:
Shares issued for prepaid consulting fees (in shares)		35,000
Shares issued for consulting services, Value		$ 91,000
Common stock price per share	$ 2.60	$ 2.60
Exercise Price One [Member]
Non-cash investing and financing activities:
Stock options granted				375,000
Convertible debt into common stock per share				$ 2.95
Exercise Price Two [Member]
Non-cash investing and financing activities:
Stock options granted				200,000
Convertible debt into common stock per share				$ 4.80